Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets, Net [Abstract]
Goodwill and Intangible Assets, Net
Note 9 - Goodwill and Intangible Assets, Net

A.            Goodwill

	December 31,
	2016	2015
	U.S. Dollars
Goodwill	2,130	3,653
Accumulated impairment losses	(2,130)	(3,653)

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1.             Printar

During 2015, delays in marketing the Gryphon system resulted in an impairment of the Company’s goodwill and IPR&D recorded in the Printar acquisition. As of December 31, 2015, based on the Company’s annual impairment tests, an impairment charge of $1,555 was recognized for the remaining goodwill recorded in the Printar acquisition. The impairment charge was recorded in a separate line item within operating expenses in the consolidated statement of operations. See also Note 1(B).

B.            Intangible assets, net

	December 31,
	2016	2015
	U.S. Dollars
Patent registration costs	2,382	2,077
IPR&D	1,002	1,002

Intangible assets at cost	3,384	3,079

Accumulated amortization and impairment	2,519	2,284

Total intangible asset, net	865	795

Patent registration costs are amortized over their estimated useful life of 10 years.

Amortization expense for the years ended December 31, 2016, 2015 and 2014 amounted to $235, $211 and $234, respectively. The amortization expense for 2016 includes the write-off of patents with a net value of $7 which were abandoned (in 2015 and 2014 - $7 and $37, respectively).

In 2015, the Company recorded an impairment charge of $40 with respect to the remaining IPR&D based on the annual impairment test as determined using the present value of future cash flows (see also Note 9A). The impairment charge was recorded in a separate line item within operating expenses in the consolidated statement of operations.

As of December 31, 2016, the estimated amortization expenses of intangible assets for the years 2017 to 2021 is as follows:

Year ending December 31,	U.S. Dollars
2017	143
2018	143
2019	143
2020	142
2021	92
663